Debt	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Debt

Note 10	Debt

On February 11, 2022, Bell Canada issued, under its 2016 trust indenture, 3.65% Series US-7 Notes, with a principal amount of $750 million in U.S. dollars ($954 million in Canadian dollars), which mature on August 15, 2052. The Series US-7 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 12, Financial assets and liabilities, for additional details.

The Series US-7 Notes are fully and unconditionally guaranteed by BCE.
On March 16, 2022, Bell Canada redeemed, prior to maturity, its 3.35% Series M-26 medium-term note (MTN) debentures, having an outstanding principal amount of $1 billion, which were due on March 22, 2023. As a result, in Q1 2022, we recognized early debt redemption charges of $18 million, which were recorded in Other (expense) income in the consolidated income statement.

Securitization program
Subsequent to quarter end, we entered into a new securitization program which replaces our previous securitized trade receivables program and now includes wireless device financing plan receivables. As a result, the maximum amount available under our securitization program increased from $1.3 billion to $2.3 billion.

Similar to the previous program, the securitization program is recorded as a floating rate revolving loan secured by certain receivables. We continue to service trade receivables and wireless device financing plan receivables under the securitization program, which matures in July 2025 unless previously terminated. The lenders' interest in the collection of these receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.

We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests. The lenders have no further claim on our other assets if customers do not pay the amounts owed.

Additionally, subsequent to quarter end, our loans secured by receivables increased from $900 million at June 30, 2022 to $1.6 billion based on a total receivable balance collateralized under the program of $3.2 billion.